Stock-Based Compensation and Stock Options, Awards and Units - Schedule of Unvested Restricted Stock and Performance Bonus Stock Award (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share awards issued, Number of Shares	713,333
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	1,453,084	938,976	2,448,273
Restricted share awards issued, Number of Shares	713,333	1,884,417	1,091,448
Restricted share awards vested, Number of shares	(1,619,417)	(1,370,309)	(2,150,745)
Restricted share awards cancelled, Number of shares			(450,000)
Ending Balance, Number of Shares	547,000	1,453,084	938,976
Beginning Balance, Weighted Average Grant Date Fair Value	$ 0.14		$ 0.44
Restricted share awards issued, Weighted Average Grant Date Fair Value	$ 0.15	$ 0.14	$ 0.18
Restricted share awards vested	$ 0.14	$ 0.16	$ 0.17
Ending Balance, Weighted Average Grant Date Fair Value	$ 0.18	$ 0.14
Restricted share awards cancelled			$ 1.60
Ending Balance, Weighted Average Grant Date Fair Value		$ 0.14	$ 0.19